Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables
Schedule of trade receivables

	December 31,
	2023	2024
Trade receivables	13,370	9,952
Provision for impairment (*)	(660)	(811)
	12,710	9,141
(*)	All impairment losses derive from contracts with customers.

Schedule of other receivables

	December 31,
	2023	2024
Government authorities	1,956	1,868
Prepaid expenses	1,777	1,402
Others	7,557	1,520
	11,290	4,790

Presented under current assets	11,290	4,790